Investments in Equity Securities (Details) - Schedule of Company’s Investment in Shares and Rights of Equity Securities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Investments in equity securities- fair value
Cost	$ 66,443	$ 65,301
Fair Value	1,414	330
Equity Securities [Member]
Investments in equity securities- fair value
Cost	55,379	54,237
Fair Value	1,412	328
Rights [Member]
Investments in equity securities- fair value
Cost	11,064	11,064
Fair Value	$ 2	$ 2